Equity - Number of shares issued (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	202,233,997	201,783,532	201,677,981
End of period (in shares)	194,216,835	202,233,997	201,783,532
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	220,024,713	220,024,713	220,024,713
End of period (in shares)	220,024,713	220,024,713	220,024,713